Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 42.4%
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		$10,915	$10,643
Casino Guichard Perrachon SA 6.298% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	9,200	7,523
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		$3	3
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 ~	EUR	50,190	46,266
Diamond Offshore Drilling, Inc. TBD% due 04/22/2027		$5,500	5,120
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		73,751	69,602
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~		4,758	4,589
Envision Healthcare Corp.
12.701% due 04/29/2027		36,808	36,440
16.326% due 04/28/2028		91,048	67,755
Exgen Texas Power LLC 11.533% (LIBOR03M + 6.750%) due 10/08/2026 «~		36,929	37,114
Fifth Avenue Trust 10.185% (LIBOR03M + 5.500%) due 08/27/2025 «~		3,214	3,177
Forest Park Corp. 5.780% due 12/11/2024 «		282	283
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		53,935	53,463
13.073% due 10/18/2027	CAD	11,767	8,630
Gibson Brands, Inc. 9.919% (LIBOR03M + 5.000%) due 08/11/2028 ~		$6,024	4,827
GIP Blue Holding LP 9.659% (LIBOR03M + 4.500%) due 09/29/2028 ~		4	4
Instant Brands Holdings, Inc. 9.953% (LIBOR03M + 5.000%) due 04/12/2028 ~		15,442	6,144
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		12,421	12,317
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~		14,010	11,555
Kiwi VFS Sub SARL
10.015% (EUR003M + 7.000%) due 05/16/2029 «~	EUR	34,650	37,908
11.677% due 05/16/2029 «	GBP	6,551	8,127
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		$171	126
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		2,421	1,633
LifeMiles Ltd. 10.203% (LIBOR03M + 5.250%) due 08/30/2026 ~		6,650	6,276
Market Bidco Ltd.
7.357% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	34,357	31,443
9.427% due 11/04/2027	GBP	5,655	6,188
Mediapro TBD% due 07/29/2027	EUR	19,100	20,300
Merrill Lynch Mortgage Investors Trust TBD% due 06/01/2023 «(i)		$5,429	5,307
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		303	304
NAC Aviation 29 DAC 6.945% due 06/30/2026		34,512	29,853
Oi SA 1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		38,027	2,984
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	35,100	36,924
Preylock Reitman Santa Cruz Mezz LLC 10.449% due 11/09/2023 «(i)		$7,900	7,847
Profrac Services LLC TBD% - 12.420% due 03/04/2025		67,478	67,140
Project Anfora Senior 5.078% (EUR003M + 2.750%) due 10/01/2026 «~(i)	EUR	35,069	37,112
Project Quasar Pledgco SLU TBD% - 5.896% (EUR003M + 3.250%) due 03/15/2026 «~		13,981	14,575
Promotora de Informaciones SA
7.555% (EUR003M + 5.250%) due 12/31/2026 ~		75,504	76,084
7.750% (EUR003M + 5.000%) due 06/30/2026 «~		8,200	8,847
Promotora de Informaciones SA (5.305% Cash and 5.000% PIK) 10.305% (EUR003M + 2.970%) due 06/30/2027 ~(c)		6,136	6,077

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

PUG LLC
6.405% (EUR001M + 3.500%) due 02/12/2027 ~		5,000	3,882
8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$13,214	9,646
9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~		4,975	3,594
Quantum Bidco Ltd. 10.129% due 01/29/2028	GBP	7,000	7,761
Redstone Holdco 2 LP
9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~		$13,081	10,342
12.565% (LIBOR03M + 7.750%) due 04/27/2029 ~		6,000	3,493
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~		1,424	867
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~		2,779	769
SCUR-Alpha 1503 GmbH
TBD% due 03/30/2030		16,200	14,256
TBD% due 03/30/2030	EUR	10,500	10,021
Softbank Vision Fund 5.000% due 12/21/2025 «		$34,658	32,632
Steenbok Lux Finco 2 SARL 1TBD% (LIBOR03M + 10.000%) due 06/30/2023 ~	EUR	42,297	20,270
Steenbok Lux Finco 2 SARL (10.750% PIK) TBD% (EUR003M) due 06/30/2023 ~(c)		87,966	62,963
Sunseeker TBD% - 5.550% (LIBOR03M + 5.500%) due 10/31/2028 «~		$31,800	29,989
Syniverse Holdings, Inc. 11.898% due 05/13/2027		61,456	54,715
Team Health Holdings, Inc.
7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		26,425	22,725
10.057% due 03/02/2027		2,856	1,992
Telemar Norte Leste SA
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		52,667	4,132
1.750% due 02/26/2035		59,803	4,692
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		71,631	48,977
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		15,447	10,562
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~		28,702	21,949
Viad Corp. 9.922% due 07/30/2028		6,206	5,942
Walgreens
5.890% due 03/01/2025 «		777	774
6.000% due 03/06/2030 «		614	636
Westmoreland Mining Holdings LLC (15.000% PIK) TBD% due 03/15/2029 (c)		9,223	6,948
Windstream Services LLC
TBD% - 11.157% due 09/21/2027 «		6,937	6,312
8.807% due 02/23/2027 «		29,490	27,426

Total Loan Participations and Assignments (Cost $1,401,471)			1,218,777

CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 9.0%
ADLER Group SA
1.875% due 01/14/2026	EUR	11,300	4,902
2.250% due 04/27/2027		7,800	3,236
2.750% due 11/13/2026		1,500	641
ADLER Real Estate AG
1.875% due 04/27/2023		1,000	998
2.125% due 02/06/2024		10,500	10,089
3.000% due 04/27/2026		4,600	3,674
Agps Bondco PLC
2.250% due 01/14/2029		700	278
3.250% due 08/05/2025		7,500	3,294
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		$4,400	3,587
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (k)	EUR	32,041	29,896
2.625% due 04/28/2025 (k)		10,390	10,300
3.625% due 09/24/2024 (k)		2,490	2,572
7.677% due 01/18/2028 •		21,218	19,379
8.000% due 01/22/2030 •		6,887	6,686
8.500% due 09/10/2030 •		1,500	1,461
10.500% due 07/23/2029 (k)		22,387	23,581
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,300	325
Claveau Re Ltd. 21.934% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		$3,400	2,562
Corestate Capital Holding SA
1.375% due 11/28/2049 ^	EUR	3,200	555
3.500% due 04/15/2023 ^(d)		5,400	972
Corsair International Ltd.
7.772% due 01/28/2027 •		2,300	2,457
8.122% due 01/28/2029 •		1,300	1,382
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030		$300	140

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

6.150% due 09/17/2025 (k)		1,000	647
Credit Suisse AG
0.250% due 01/05/2026	EUR	400	386
1.250% due 08/07/2026		$250	212
3.716% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	967
3.928% (EUR003M + 1.230%) due 05/31/2024 ~		1,100	1,166
5.072% (SOFRRATE + 0.390%) due 02/02/2024 ~		$550	534
Credit Suisse AG AT1 Claim ^		200	11
Credit Suisse Group AG
2.875% due 04/02/2032 •	EUR	250	227
3.091% due 05/14/2032 •(k)		$250	202
4.194% due 04/01/2031 •(k)		300	267
6.537% due 08/12/2033 •(k)		250	257
7.750% due 03/01/2029 •	EUR	400	475
9.016% due 11/15/2033 •(k)		$950	1,128
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (k)		668	665
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (k)		12,400	10,864
Farringdon Mortgages 7.965% due 07/15/2047	GBP	5,675	4,171
FloodSmart Re Ltd.
18.270% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(k)		$2,246	2,128
22.020% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		643	567
Hestia Re Ltd. 14.184% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		3,520	2,904
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,200	817
3.875% due 11/13/2029 (k)		800	556
4.250% due 11/07/2027		300	232
4.500% due 05/29/2029 (k)		1,000	725
4.625% due 06/03/2026		400	335
4.750% due 04/27/2027		1,100	890
4.950% due 11/07/2047		600	363
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (k)		4,680	3,976
Navient Corp. 5.625% due 01/25/2025		139	125
Piper Sandler Cos. 5.200% due 10/15/2023		2,900	2,893
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		6,399	5,847
Seazen Group Ltd.
4.450% due 07/13/2025		200	131
6.150% due 04/15/2023		200	196
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(d)		300	72
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)(k)		96,629	26,716
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	945	1,155
7.395% due 03/28/2024		782	960
Uniti Group LP
6.000% due 01/15/2030 (k)		$31,176	18,277
10.500% due 02/15/2028		10,215	9,918
Veraison Re Ltd. 16.684% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		3,100	3,164
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (k)		22,311	17,626
Yosemite Re Ltd. 14.434% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		3,730	3,583

			259,302

INDUSTRIALS 12.4%
Altice Financing SA 5.750% due 08/15/2029 (k)		9,526	7,582
Altice France Holding SA 10.500% due 05/15/2027 (k)		23,800	18,228
CGG SA
7.750% due 04/01/2027 (k)	EUR	16,600	15,347
8.750% due 04/01/2027 (k)		$22,793	19,031
DISH DBS Corp.
5.250% due 12/01/2026 (k)		18,948	15,154
5.750% due 12/01/2028 (k)		17,398	13,016
DISH Network Corp. 11.750% due 11/15/2027		3,800	3,690
DTEK Energy BV (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (c)		14,509	4,289
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (k)		9,419	6,374
Exela Intermediate LLC 11.500% due 07/15/2026		10	1
Greene King Finance PLC 6.356% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	189

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		$49,498	45,500
Inter Media & Communication SpA 6.750% due 02/09/2027 (k)	EUR	1,677	1,708
Market Bidco Finco PLC 4.750% due 11/04/2027 (k)		3,700	3,122
National Collegiate Student Loan Trust 5.193% due 06/01/2045		$50	40
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)(k)		1,580	1,738
NPC Ukrenergo 6.875% due 11/09/2028 ^(d)		1,800	315
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		440	20
6.000% due 05/16/2024 ^(d)		650	30
6.000% due 11/15/2026 ^(d)		430	19
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (k)		11,056	9,793
Prosus NV 2.031% due 08/03/2032	EUR	500	389
Topaz Solar Farms LLC 4.875% due 09/30/2039 (k)		$2,848	2,351
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (k)		60,974	16,108
Vale SA 3.202% due 12/29/2049 ~(h)	BRL	313,730	21,933
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		$17,700	13,342
Viking Cruises Ltd. 13.000% due 05/15/2025 (k)		6,065	6,412
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (c)(k)		112,600	100,214
Windstream Escrow LLC 7.750% due 08/15/2028 (k)		37,049	30,380

			356,315

UTILITIES 2.3%
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (k)		23,918	23,779
FEL Energy SARL 5.750% due 12/01/2040 (k)		3,881	3,205
NGD Holdings BV 6.750% due 12/31/2026 (k)		1,378	896
Oi SA 10.000% due 07/27/2025 ^(d)		54,838	4,302
Pacific Gas & Electric Co.
4.000% due 12/01/2046		4	3
4.450% due 04/15/2042 (k)		3,732	2,934
4.500% due 12/15/2041 (k)		368	292
Peru LNG SRL 5.375% due 03/22/2030 (k)		34,272	27,416
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		983	996
9.250% due 07/06/2024 (k)		693	701

			64,524

Total Corporate Bonds & Notes (Cost $863,620)			680,141

CONVERTIBLE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
PennyMac Corp. 5.500% due 03/15/2026 (k)		18,075	15,774

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026 (k)		3,300	1,716
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(k)		10,600	6,763

			8,479

Total Convertible Bonds & Notes (Cost $31,951)			24,253

MUNICIPAL BONDS & NOTES 1.5%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,325

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		29,676	12,946
0.000% due 11/01/2051		67,883	25,770

			38,716

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		1,200	106

Total Municipal Bonds & Notes (Cost $55,174)			44,147

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.000% due 02/25/2052 •(a)(k)		217,617	4,122
1.500% due 02/25/2036 (a)(k)		11,496	576
4.000% due 09/25/2051 (a)(k)		26,078	5,735
Freddie Mac
0.700% due 11/25/2055 ~(a)		63,259	4,177
1.966% due 08/15/2026 •(a)(k)		1,025	31
2.010% due 11/25/2045 ~(a)		24,637	1,931
3.000% due 02/25/2051 (a)(k)		8,097	1,307
4.500% due 12/25/2050 (a)(k)		4,027	710

Total U.S. Government Agencies (Cost $24,852)			18,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 47.1%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~		3,000	2,559
225 Liberty Street Trust 4.649% due 02/10/2036 ~(k)		7,616	6,310
280 Park Avenue Mortgage Trust
6.838% due 09/15/2034 •(k)		9,645	8,773
7.546% due 09/15/2034 •(k)		7,233	6,320
Adjustable Rate Mortgage Trust
5.385% due 02/25/2036 •		35	21
5.845% due 10/25/2035 ~(k)		2,070	1,890
5.865% due 11/25/2035 •(k)		1,528	1,464
5.995% due 01/25/2035 •(k)		2,354	2,022
6.645% due 02/25/2035 •		1,556	1,396
Alba PLC
0.000% due 12/15/2038 (g)	GBP	0	1,367
9.276% due 12/15/2038 •		3,491	3,124
Anthracite Ltd. 5.678% due 06/20/2041		$6,279	0
Ashford Hospitality Trust
7.435% due 06/15/2035 •(k)		7,750	7,327
7.784% due 04/15/2035 •(k)		15,356	14,185
Atrium Hotel Portfolio Trust
7.984% due 12/15/2036 •(k)		44,936	39,009
8.084% due 06/15/2035 •(k)		16,369	15,132
Austin Fairmont Hotel Trust 6.934% due 09/15/2032 •(k)		2,800	2,657
BAMLL Commercial Mortgage Securities Trust
3.606% due 08/14/2034 ~(k)		6,216	4,352
6.584% due 03/15/2037 •(k)		1,000	985
7.078% due 03/15/2037 •(k)		4,600	4,293
8.434% due 09/15/2038 ~(k)		24,605	20,914
BAMLL Re-REMIC Trust 5.794% due 06/17/2050 ~(k)		3,000	764
Banc of America Funding Trust
0.769% due 10/25/2036 •(k)		17,641	6,568
3.011% due 08/25/2047 ^~(k)		1,499	1,043
4.201% due 02/27/2037 ~(k)		2,787	2,535
6.000% due 07/25/2036 (k)		570	412
Banc of America Mortgage Trust
3.481% due 06/25/2034 ~		153	123
5.750% due 07/20/2032 ~		21	19
Bancorp Commercial Mortgage Trust 8.434% due 08/15/2032 ~(k)		2,817	2,796
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~(k)		6,000	3,654
8.234% due 07/15/2037 ~(k)		22,100	20,577
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~(k)		15,960	11,906
BCAP LLC Trust
1.760% due 06/26/2037 ~		1,986	563
2.923% due 05/26/2037 ~		2,303	1,946
3.362% due 08/28/2037 ~(k)		11,006	6,852
6.000% due 05/26/2037 ~(k)		7,195	5,808
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		39	37

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Beast Mortgage Trust 9.134% due 03/15/2036 •		3,125	2,206
Beneria Cowen & Pritzer Collateral Funding Corp.
8.322% due 06/15/2038 •(k)		4,900	3,639
9.318% due 06/15/2038 •(k)		5,500	3,933
BFLD Trust 8.384% due 10/15/2035 •(k)		7,000	5,172
BMO Mortgage Trust 3.269% due 02/17/2055 ~(k)		12,569	9,649
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(k)	GBP	7,667	9,207
0.000% due 10/16/2062 •(k)		15,333	17,653
0.000% due 10/16/2062 ~		38,845	13,953
0.000% due 10/16/2062 (g)		3,705	160
BWAY Mortgage Trust
8.534% due 09/15/2036 •(k)		$7,654	6,472
9.534% due 09/15/2036 •(k)		6,611	5,381
10.534% due 09/15/2036 •(k)		3,000	2,354
BX Commercial Mortgage Trust
6.636% due 05/15/2038 •		4,900	4,569
7.867% due 01/17/2039 •		10,250	9,596
BX Trust
7.104% due 05/15/2035 •(k)		4,500	4,295
7.421% due 10/15/2036 •(k)		3,739	3,458
7.604% due 05/15/2035 •(k)		5,345	5,050
8.171% due 10/15/2036 •(k)		2,436	2,247
9.059% due 07/15/2034 •(k)		24,382	24,097
BXP Trust 2.775% due 01/15/2044 ~(k)		7,000	4,573
CD Mortgage Trust 5.688% due 10/15/2048		263	236
Chase Mortgage Finance Trust 3.713% due 03/25/2037 ^~		44	40
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.215% due 01/25/2036 •(k)		3,892	2,628
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~(k)		8,200	6,954
5.084% due 12/10/2049 ~		768	353
7.609% due 12/15/2036 •(k)		4,000	3,821
8.384% due 10/15/2036 •(k)		13,140	12,350
Citigroup Mortgage Loan Trust
4.193% due 08/25/2035 ~(k)		2,966	2,632
4.250% due 02/25/2054 (k)		13,555	11,712
4.523% due 11/25/2036 ~		461	333
5.195% due 11/25/2036 •(k)		4,468	3,310
6.000% due 08/25/2035 (k)		3,165	2,394
Colony Mortgage Capital Ltd.
7.662% due 11/15/2038 ~(k)		8,250	7,467
8.358% due 11/15/2038 •(k)		12,700	11,299
COLT Mortgage Pass-Through Certificates
2.695% due 05/25/2065 ~(k)		1,156	797
3.550% due 05/25/2065 ~		2,458	1,912
4.553% due 05/25/2065 ~		1,998	1,609
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~		1,799	455
Commercial Mortgage Trust
1.217% due 10/10/2048 ~(a)(k)		28,636	742
5.505% due 06/10/2044 ~(k)		1,593	1,453
5.984% due 06/15/2034 •		1,000	870
6.684% due 06/15/2034 •(k)		2,929	2,442
10.685% due 12/15/2038 ~(k)		5,260	3,868
Connecticut Avenue Securities Trust
7.660% due 10/25/2041 •(k)		7,600	7,183
10.560% due 10/25/2041 •(k)		18,950	17,330
Countrywide Alternative Loan Trust
5.225% due 07/25/2046 ^•(k)		1,517	1,422
5.265% due 05/25/2047 •(k)		3,875	2,432
5.325% due 12/25/2046 ^~		298	184
5.345% due 10/25/2046 •		2	37
5.541% due 12/20/2035 •		362	99
6.946% due 02/25/2035 ~		301	157
Countrywide Home Loan Mortgage Pass-Through Trust
3.851% due 09/20/2036 ~		101	86
5.545% due 05/25/2035 ~(k)		3,146	1,727
5.545% due 05/25/2035 •(k)		2,732	1,559
Credit Suisse Commercial Mortgage Trust
5.516% due 01/15/2049 ^~(d)(k)		2,500	3,526
5.516% due 01/15/2049 ~(k)		8,570	10,297
Credit Suisse First Boston Mortgage Securities Corp.
3.955% due 12/25/2033 ~		552	475
4.981% due 07/15/2037 ~		39	35
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		675	434
Credit Suisse Mortgage Capital Certificates
3.802% due 11/27/2037 ~(k)		4,522	4,077
4.276% due 10/27/2036 ~		14,458	10,465

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

9.951% due 06/27/2037 ~		991	685
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		489	145
Credit Suisse Mortgage Capital Trust
3.704% due 08/15/2037 ~(k)		3,580	3,038
7.984% due 07/15/2032 •		10,000	9,114
9.034% due 07/15/2032 ~(k)		22,329	20,340
CTDL Trust 4.750% due 05/25/2055 ~(k)		894	792
DBGS Mortgage Trust
4.195% due 04/10/2037 ~(k)		21,777	14,814
6.734% due 06/15/2033 •(k)		9,300	7,541
7.284% due 06/15/2033 •(k)		5,701	4,456
8.835% due 10/15/2036 •(k)		6,000	4,918
DBWF Mortgage Trust 7.879% due 12/19/2030 •(k)		8,969	8,721
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.690% due 09/28/2036 ~(k)		3,704	2,783
DOLP Trust 3.704% due 05/10/2041 ~(k)		14,500	7,954
DROP Mortgage Trust 7.430% due 10/15/2043 •(k)		5,806	5,016
Dssv SARL 5.288% (EUR003M + 3.000%) due 10/15/2024 «~	EUR	19,139	20,671
Eurosail PLC
3.788% due 03/13/2045 •		250	221
4.571% due 06/13/2045 •	GBP	1,792	2,051
5.621% due 06/13/2045 •		5,421	4,803
7.771% (BP0003M + 3.500%) due 06/13/2045 ~		1,572	1,482
8.271% due 06/13/2045 •		1,781	1,767
Extended Stay America Trust 8.385% due 07/15/2038 ~(k)		$21,501	20,247
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Finsbury Square PLC 9.660% due 06/16/2070 •		1,000	1,231
Fontainebleau Miami Beach Trust 3.963% due 12/10/2036 ~(k)		$9,700	8,877
Freddie Mac
7.910% due 09/25/2041 •(k)		3,100	2,830
8.310% due 02/25/2042 •(k)		11,700	11,294
9.310% due 02/25/2042 •		3,700	3,530
10.060% due 01/25/2034 •(k)		14,300	11,925
10.810% due 09/25/2041 •(k)		3,700	3,038
12.060% due 10/25/2041 •(k)		12,000	11,180
13.060% due 02/25/2042 •(k)		1,600	1,463
Fremont Home Loan Trust 6.945% due 01/25/2034 •(k)		1,883	1,485
GC Pastor Hipotecario 2.816% due 06/21/2046 ~	EUR	4,237	3,942
GCT Commercial Mortgage Trust 8.034% due 02/15/2038 •(k)		$12,000	7,587
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		1,299	1,280
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	13,419
GS Mortgage Securities Corp. Trust
4.599% due 10/10/2032 ~(k)		$5,820	5,153
7.934% due 12/15/2036 •(k)		6,440	6,066
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~(k)		3,000	2,486
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		111	106
0.000% due 12/25/2060 ~(a)		107,890	3,794
0.165% due 12/25/2060 ~(a)		94,412	648
3.756% due 12/25/2060 ~(k)		20,531	10,825
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(g)		29	29
0.000% due 07/25/2059 ~(a)		88,990	871
3.842% due 07/25/2059 ~(k)		6,871	4,438
GSMSC Resecuritization Trust 3.046% due 09/26/2037 ~(k)		39,599	16,628
HarborView Mortgage Loan Trust
5.241% due 12/19/2036 ^•(k)		2,683	2,419
5.421% due 03/19/2035 •(k)		1,631	1,150
Harbour PLC 5.971% due 01/28/2054 ~	GBP	4,300	5,030
Hilton Orlando Trust
7.584% due 12/15/2034 •(k)		$14,119	13,474
8.584% due 12/15/2034 •(k)		2,207	2,096
HPLY Trust
7.834% due 11/15/2036 •(k)		13,688	12,523
8.584% due 11/15/2036 •(k)		3,982	3,644
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (k)		6,678	2,725

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Jackson Park Trust 3.242% due 10/14/2039 ~(k)		19,247	14,595
JP Morgan Alternative Loan Trust 5.265% due 03/25/2037 •(k)		2,699	2,389
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		1,490	187
3.500% due 07/15/2047 ~(k)		7,308	1,542
3.756% due 01/05/2031 ~(k)		3,400	3,393
5.794% due 06/15/2049 ~(k)		14,875	3,754
7.184% due 12/15/2036 •(k)		3,240	2,352
7.934% due 02/15/2035 •(k)		20,962	19,406
8.074% due 06/15/2038 •		5,000	4,277
8.200% due 11/15/2038 •(k)		12,000	11,417
8.534% due 03/15/2036 ~(k)		5,000	4,461
8.934% due 02/15/2035 •(k)		4,367	4,089
8.950% due 11/15/2038 •(k)		2,756	2,573
11.075% due 11/15/2038 •(k)		21,526	19,179
JP Morgan Mortgage Trust 3.472% due 06/25/2036 ^~		8	6
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(k)		7,705	1,752
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	20,951
1.000% due 01/01/2050 «		300	28,950
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~(k)		22,339	12,835
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	1,525
LUXE Commercial Mortgage Trust 7.934% due 10/15/2038 •(k)		$26,640	24,587
Mansard Mortgages PLC 7.487% due 10/15/2048 •	GBP	2,348	2,595
MASTR Adjustable Rate Mortgages Trust 3.614% due 04/25/2035 ~		$802	523
Merrill Lynch Mortgage Investors Trust 5.580% due 07/25/2029 •		516	447
MFA Trust
3.071% due 08/25/2049 ~(k)		1,185	1,000
4.978% due 08/25/2049 ~(k)		6,143	5,281
MFT Trust 3.477% due 02/10/2042 ~(k)		12,286	7,877
Morgan Stanley Capital Trust
4.960% due 11/14/2042 ~(k)		7,500	3,675
5.534% due 08/15/2033 •		4,103	3,518
6.184% due 05/15/2036 •(k)		4,500	4,058
7.009% due 11/15/2034 ~(k)		2,500	2,380
7.234% due 07/15/2035 ~(k)		7,400	7,183
7.959% due 11/15/2034 •(k)		21,060	20,064
9.159% due 11/15/2034 •(k)		6,258	5,939
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~(k)		8,006	5,549
Morgan Stanley Re-REMIC Trust 3.587% due 06/26/2046 ~(k)		8,287	6,631
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		50	45
Mortgage Funding PLC 7.471% due 03/13/2046 •	GBP	1,700	2,014
MRCD Mortgage Trust
2.718% due 12/15/2036 (k)		$11,000	6,100
4.250% due 12/15/2036 (k)		12,000	6,055
4.250% due 12/15/2036 ~(k)		5,500	3,982
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(k)		10,703	8,595
4.058% due 04/10/2037 ~(k)		7,000	5,248
4.135% due 05/15/2039 ~(k)		2,850	2,071
7.084% due 11/15/2034 •(k)		5,000	4,670
7.834% due 11/15/2034 •(k)		1,826	1,706
8.772% due 03/15/2035 •(k)		4,303	4,120
8.834% due 11/15/2034 •(k)		792	736
10.020% due 03/15/2035 •(k)		8,648	8,194
New York Mortgage Trust 3.558% due 08/25/2061 þ(k)		4,450	3,572
Nomura Resecuritization Trust
3.241% due 10/26/2036 •(k)		9,192	7,384
3.955% due 07/26/2035 ~		265	230
RBSSP Resecuritization Trust 5.317% due 10/26/2037 •(k)		2,425	1,074
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		139	108
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,783	537
Residential Mortgage Securities PLC 8.471% due 06/20/2070 •	GBP	4,150	5,065
Seasoned Credit Risk Transfer Trust
3.312% due 05/25/2057 ~(k)		$18,000	6,436
4.194% due 11/25/2059 ~(k)		10,238	3,732

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

4.250% due 11/25/2059 ~(k)		6,300	5,444
5.000% due 04/25/2062 ~(k)		6,500	5,186
Sequoia Mortgage Trust
5.426% due 10/20/2035 •		5	4
5.706% due 10/20/2035 •		236	184
5.736% due 07/20/2033 •		46	41
6.216% due 12/20/2032 •		171	126
SFO Commercial Mortgage Trust 7.584% due 05/15/2038 •(k)		10,000	8,075
SMRT Commercial Mortgage Trust
7.528% due 01/15/2039 •(k)		11,350	10,258
8.178% due 01/15/2039 •(k)		2,500	2,244
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	510
Starwood Mortgage Trust
7.684% due 04/15/2034 •(k)		7,024	6,675
8.684% due 04/15/2034 •(k)		6,612	6,289
Stratton Mortgage Funding PLC
6.893% due 07/20/2060 •	GBP	1,000	1,214
7.151% due 03/12/2052 •		3,000	3,581
7.393% due 07/20/2060 •		9,341	11,239
Structured Adjustable Rate Mortgage Loan Trust
5.375% due 12/25/2034 •(k)		$2,043	1,499
5.495% due 10/25/2035 ~(k)		5,170	4,833
Structured Asset Mortgage Investments Trust 5.265% due 09/25/2047 ^•(k)		1,964	1,566
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(k)		5,000	2,290
TDA Mixto Fondo de Titulizacion de Activos
2.668% due 10/28/2050 •	EUR	27,045	15,517
3.215% due 12/28/2050 •		17,238	15,432
Tharaldson Hotel Portfolio Trust
8.190% due 11/11/2034 •(k)		$17,886	16,860
8.962% due 11/11/2034 •(k)		4,571	4,274
Verus Securitization Trust 5.406% due 07/25/2067 ~(k)		8,341	7,463
Waikiki Beach Hotel Trust 7.364% due 12/15/2033 •(k)		15,000	13,847
WaMu Mortgage Pass-Through Certificates Trust
3.312% due 05/25/2035 ~(k)		443	310
3.908% due 05/25/2047 •(k)		1,834	985
4.186% due 08/25/2046 •(k)		7,622	5,130
5.745% due 04/25/2045 •(k)		11,479	8,597
5.850% due 07/25/2045 •(k)		7,009	5,334
Wells Fargo Commercial Mortgage Trust
0.392% due 12/15/2039 ~(a)(k)		355,000	4,391
3.454% due 12/15/2039 ~(k)		7,935	4,945
3.860% due 09/15/2031 ~(k)		11,000	9,342
4.928% due 12/15/2039 ~(k)		11,535	10,007
Wells Fargo Mortgage-Backed Securities Trust 4.074% due 08/25/2035 ~(k)		1,088	758
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(k)		18,465	8,577

Total Non-Agency Mortgage-Backed Securities (Cost $1,508,583)			1,352,955

ASSET-BACKED SECURITIES 30.1%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ(k)		5,986	5,890
Acacia CDO Ltd. 5.693% due 11/08/2039 •(k)		27,882	7,838
Accredited Mortgage Loan Trust
5.135% due 02/25/2037 •(k)		5,235	3,761
6.000% due 10/25/2034 þ(k)		1,863	1,509
ACE Securities Corp. Home Equity Loan Trust
5.265% due 04/25/2036 •(k)		7,822	5,786
5.490% due 12/25/2035 •(k)		2,946	2,199
5.805% due 08/25/2035 •(k)		3,550	2,614
6.120% due 02/25/2035 •(k)		14,276	11,533
Aegis Asset-Backed Securities Trust 6.545% due 03/25/2035 •(k)		3,100	707
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.995% due 09/25/2034 •		638	588
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		8,334	6,044
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.605% due 02/25/2036 •		194	147
5.640% due 10/25/2035 •(k)		37,292	29,188
Asset-Backed Funding Certificates Trust 5.895% due 03/25/2035 •(k)		5,505	4,282
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,088
Ballyrock CLO Ltd. 0.000% due 04/20/2031 «~		$29,803	7,746
Banco Bilbao Vizcaya Argentaria 3.400% due 03/22/2046 •	EUR	598	388

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
5.045% due 08/25/2035 •(k)	$7,052	6,521
5.441% (US0001M + 0.945%) due 09/25/2034 ~	3,906	2,899
5.820% due 08/25/2036 •(k)	3,919	3,445
Belle Haven ABS CDO Ltd. 5.032% due 07/05/2046 •	96,561	909
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~	4,066	602
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~	2,900	747
Carvana Auto Receivables Trust 0.000% due 09/12/2028 «(g)	12	3,339
CDC Mortgage Capital Trust 7.395% due 06/25/2034 •(k)	659	617
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~	12,000	5,153
Citigroup Mortgage Loan Trust
6.030% due 11/25/2034 þ(k)	4,052	3,376
6.195% due 11/25/2045 •	2,756	2,060
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~	1,865	1,670
8.260% due 12/01/2030 ~	15,419	4,217
8.850% due 12/01/2030 ~	19,044	3,747
Consumer Loan Underlying Bond Certificate Issuer Trust
14.638% due 10/15/2043 «~	102	85
17.366% due 12/15/2044 ~	452	431
17.734% due 03/15/2045 ~	703	683
18.234% due 02/15/2045 ~	846	811
18.368% due 03/15/2045 ~	580	571
18.370% due 02/15/2045 ~	722	690
18.877% due 10/17/2044 ~	364	348
19.190% due 04/17/2045 ~	781	755
19.447% due 12/15/2043 «~	152	135
19.612% due 07/15/2044 ~	477	451
19.752% due 12/15/2044 ~	500	485
20.440% due 01/16/2045 ~	848	835
20.890% due 05/16/2044 ~	180	168
21.318% due 06/15/2044 ~	388	361
21.591% due 11/17/2044 ~	392	374
21.763% due 08/15/2044 «~	444	405
Coronado CDO Ltd.
6.000% due 09/04/2038 (k)	248	132
6.486% due 09/04/2038 •(k)	1,738	790
Countrywide Asset-Backed Certificates Trust
5.095% due 06/25/2047 •(k)	26,899	20,058
5.145% due 06/25/2047 •(k)	26,400	18,212
5.325% due 02/25/2037 ^•(k)	2,700	2,357
5.475% due 06/25/2036 •(k)	4,026	3,498
5.505% due 06/25/2036 •(k)	2,124	2,074
5.580% due 04/25/2036 •(k)	2,000	1,684
5.805% due 02/25/2036 •(k)	2,390	1,598
6.105% due 01/25/2036 •(k)	3,482	2,806
6.345% due 10/25/2047 •(k)	9,916	7,809
6.720% due 10/25/2035 •(k)	12,387	9,606
6.945% due 08/25/2035 •(k)	3,485	2,524
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ	978	617
Credit-Based Asset Servicing & Securitization CBO Corp. 5.236% due 09/06/2041 •	21,238	200
Credit-Based Asset Servicing & Securitization CBO Ltd.
1.418% due 03/17/2040 •	51,642	1,017
5.504% due 03/13/2047 ~	54,782	2,848
5.538% due 03/13/2047	31,297	4,584
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ(k)	1,800	1,728
6.767% due 05/25/2035 þ(k)	1,527	1,159
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(k)	1,624	1,075
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (g)	1,634	987
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049	4,000	3,206
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~	14,000	9,144
ECAF Ltd. 3.473% due 06/15/2040	3,964	2,643
Encore Credit Receivables Trust 5.820% due 11/25/2035 •(k)	13,512	10,285
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(g)	7	1,949
0.000% due 08/15/2031 «(g)	16	6,238
0.000% due 09/15/2032 «(g)	21	15,078
0.000% due 12/15/2033 «(g)	17	6,097
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(g)	33	2,320
0.000% due 12/15/2027 «(g)	20	2,239

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

0.000% due 12/15/2028 «(g)		8	1,127
FREED ABS Trust 0.000% due 09/20/2027 «(g)		5	528
Fremont Home Loan Trust 5.325% due 02/25/2036 •(k)		10,498	6,889
Glacier Funding CDO Ltd. 5.550% due 11/12/2042 ~(k)		33,250	6,503
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		134	118
GSAMP Trust
5.265% due 05/25/2046 •(k)		27,110	20,671
5.295% due 06/25/2036 •(k)		7,361	5,890
5.505% due 12/25/2035 •(k)		7,174	5,013
5.520% due 12/25/2035 •(k)		20,142	16,037
5.625% due 09/25/2035 •(k)		4,863	3,745
6.195% due 07/25/2045 ~		1,278	1,059
6.570% due 08/25/2034 ~		672	661
6.720% due 03/25/2034 ^•(k)		2,766	2,421
7.470% due 12/25/2034 ~(k)		9,452	7,170
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	744
Home Equity Asset Trust 5.325% due 08/25/2036 •(k)		$30,154	27,211
Hout Bay Corp.
4.422% due 07/05/2041 •		13,377	2,282
4.622% due 07/05/2041 •		8,111	878
4.752% due 07/05/2041 ~		3,290	0
HSI Asset Securitization Corp. Trust
4.985% due 12/25/2036 ~(k)		8,840	7,416
5.655% due 01/25/2036 •(k)		17,675	12,226
Huntington CDO Ltd. 5.202% due 11/05/2040 •		10,000	2,850
Ischus CDO Ltd. 5.251% due 01/05/2040 •(k)		3,113	2,641
JP Morgan Mortgage Acquisition Trust 4.603% due 11/25/2036 þ		2,287	2,650
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	22,316
Knollwood CDO Ltd. 5.262% due 01/10/2039 •(k)		8,051	3,452
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		6,546	5,366
Lakeside CDO Ltd.
5.406% due 01/03/2040 •(k)		14,772	4,883
5.406% due 01/04/2040 •(k)		19,764	6,533
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)		2,300	535
0.000% due 04/15/2028 «(g)		2,900	891
LNR CDO Ltd. 5.111% due 02/28/2043 •		2,135	33
Long Beach Mortgage Loan Trust
5.225% due 02/25/2036 •		491	398
5.970% due 06/25/2035 ~(k)		15,024	12,692
6.720% due 04/25/2035 •(k)		4,351	3,583
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	510
Margate Funding Ltd. 5.095% due 12/04/2044 •(k)		$37,095	11,787
Marlette Funding Trust
0.000% due 07/17/2028 «(g)		10	153
0.000% due 04/16/2029 «(g)		17	1,008
0.000% due 07/16/2029 «(g)		4	338
0.000% due 03/15/2030 «(g)		11	386
MASTR Asset-Backed Securities Trust
5.460% due 01/25/2036 •(k)		8,973	7,717
10.695% due 12/25/2032 ~		444	281
Mercury CDO Ltd. 5.751% due 12/08/2040 •(k)		6,258	4,430
Merrill Lynch Mortgage Investors Trust 5.715% due 05/25/2036 •(k)		4,464	3,618
MKP CBO Ltd.
5.106% due 07/12/2040 ~(k)		2,343	2,335
5.306% due 07/12/2040 •(k)		44,000	9,397
Morgan Stanley ABS Capital, Inc. Trust
4.915% due 10/25/2036 •		216	105
5.550% due 11/25/2035 •(k)		5,822	4,729
5.910% due 03/25/2035 ^•(k)		8,368	6,338
10.470% due 09/25/2033 •(k)		1,543	1,361
Morgan Stanley Capital, Inc. Trust 5.400% due 01/25/2036 •(k)		8,698	6,545
Morgan Stanley Home Equity Loan Trust 5.910% due 05/25/2035 •(k)		5,583	4,589
N-Star REL CDO Ltd. 5.082% due 02/01/2041 •		1,221	1,188
National Collegiate Commutation Trust 3.748% due 06/01/2045		22,875	3,187

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.460% due 11/25/2035 •(k)		11,339	7,500
5.925% due 09/25/2035 ~(k)		3,000	2,469
NovaStar Mortgage Funding Trust 5.730% due 01/25/2036 •(k)		4,296	3,661
Option One Mortgage Loan Trust Asset-Backed Certificates 5.745% due 11/25/2035 •(k)		5,872	4,044
Orient Point CDO Ltd. 5.024% due 10/03/2045 •(k)		109,519	35,320
Palisades CDO Ltd.
5.650% due 07/22/2039 (k)		2,000	991
5.766% due 07/22/2039 ~(k)		21,400	9,154
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.315% due 01/25/2035 ^•(k)		1,730	1,279
6.795% due 02/25/2035 •(k)		6,028	4,509
6.945% due 12/25/2034 •(k)		16,967	12,738
PRET LLC 3.844% due 07/25/2051 þ		1,000	832
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(k)		2,855	2,003
Residential Asset Mortgage Products Trust 5.385% due 03/25/2036 •		15,680	12,459
Rockford Tower CLO Ltd. 0.000% due 01/20/2032 «~		8,300	7,448
RR 7 Ltd. 0.000% due 01/15/2120 ~		5,000	2,688
Saxon Asset Securities Trust 5.645% due 09/25/2047 •(k)		21,892	15,491
Securitized Asset-Backed Receivables LLC Trust
5.820% due 12/25/2034 •(k)		848	730
5.820% due 04/25/2035 •(k)		1,441	1,177
SG Mortgage Securities Trust 5.205% due 02/25/2036 •		4,621	2,645
Sierra Madre Funding Ltd.
5.089% due 09/07/2039 •(k)		10,331	7,654
5.349% due 09/07/2039 •		16,000	3,955
5.589% due 09/07/2039 •		10,400	2,566
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(g)		15	581
0.000% due 09/18/2046 «(g)		10	3,165
0.000% due 10/15/2048 «(g)		15	4,768
0.000% due 09/15/2054 «(g)		24,922	29,441
0.000% due 02/16/2055 «(g)		8	10,777
Sofi Professional Loan Program LLC 0.000% due 07/25/2040 «(g)		29	341
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		4,400	602
Solstice ABS CBO Ltd. 3.444% due 03/15/2039 •		8,662	3,987
Soundview Home Loan Trust
5.220% due 10/25/2036 •(k)		25,368	22,214
5.310% due 06/25/2036 ^•(k)		10,033	8,347
South Coast Funding Ltd.
5.884% due 08/06/2039 •(k)		23,325	7,820
8.084% due 08/06/2039 ~		34,287	3
Start Ltd. 4.089% due 03/15/2044		2,184	1,935
Structured Asset Investment Loan Trust
5.095% due 06/25/2036 •(k)		40,000	15,557
5.595% due 10/25/2035 •(k)		18,883	14,476
5.820% due 06/25/2035 ~(k)		13,601	10,239
Structured Asset Securities Corp. 6.045% due 02/25/2035 •		414	391
Structured Asset Securities Corp. Mortgage Loan Trust
5.045% due 06/25/2037 •(k)		2,907	1,930
5.075% due 02/25/2037 •(k)		16,599	12,671
5.085% due 01/25/2037 •(k)		7,560	4,812
Summer Street Ltd. 5.236% due 12/06/2045 •(k)		33,246	8,498
Terwin Mortgage Trust
3.971% due 07/25/2036 þ(k)		455	321
5.385% due 07/25/2037 •(k)		11,078	8,896
Wells Fargo Home Equity Asset-Backed Securities Trust 7.395% due 11/25/2035 •		250	228

Total Asset-Backed Securities (Cost $1,092,710)			865,487

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		970	244
1.000% due 07/09/2029 (k)		949	265
1.500% due 07/09/2035 þ		1,209	293
15.500% due 10/17/2026 (k)	ARS	47,041	27
16.000% due 10/17/2023		868	1
Autonomous City of Buenos Aires 75.227% (BADLARPP + 3.250%) due 03/29/2024 ~		328,937	804

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		$1,100	399
7.875% due 02/11/2035 ^(d)		1,100	387
8.750% due 03/11/2061 ^(d)		400	136
Peru Government International Bond
5.350% due 08/12/2040	PEN	400	84
5.940% due 02/12/2029		68	17
6.150% due 08/12/2032 (k)		2,218	540
Provincia de Buenos Aires 73.663% due 04/12/2025 (k)	ARS	118,517	253
Russia Government International Bond
5.100% due 03/28/2035 «(d)		$800	48
5.625% due 04/04/2042 (d)		6,200	3,980
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(d)		1,200	213
Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	3,304	627
6.876% due 05/21/2031 ^(d)		$5,000	883
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		650	72
9.250% due 09/15/2027 ^(d)		65	7

Total Sovereign Issues (Cost $25,635)			9,280

		SHARES
COMMON STOCKS 3.5%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		725,704	871

CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment, Inc. (e)		1	0
iHeartMedia, Inc. 'A' (e)		171,118	667
iHeartMedia, Inc. 'B' «(e)		132,822	466
Promotora de Informaciones SA (e)		2,330,820	919

			2,052

FINANCIALS 0.8%
Banca Monte dei Paschi di Siena SpA (e)		3,581,000	7,788
Credit Suisse Group AG		115,607	104
Intelsat Emergence SA «(e)(i)		668,760	16,385

			24,277

INDUSTRIALS 2.3%
Mcdermott International Ltd. «(e)		57,729	20
NAC Aviation Restricted «(e)(i)		531,558	7,442
Neiman Marcus Group Ltd. LLC «(e)(i)		178,186	27,532
Syniverse Holdings, Inc. «(i)		33,300,826	31,380
Voyager Aviation Holdings LLC «(e)		2,201	0
Westmoreland Mining Holdings «(e)(i)		63,729	191

			66,565

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)		284,008	0

UTILITIES 0.3%
TexGen Power LLC «(e)(i)		273,307	7,584

Total Common Stocks (Cost $123,323)			101,349

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)		70,515	441

Total Rights (Cost $0)			441

WARRANTS 0.7%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,361	0
Intelsat Emergence SA - Exp. 02/17/2027 «		1,401	3

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		69,990	490

			493

INFORMATION TECHNOLOGY 0.7%
Windstream Holdings LLC - Exp. 9/21/2055 «		1,366,195	18,510

Total Warrants (Cost $23,506)			19,003

PREFERRED SECURITIES 0.1%
INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC «		13,205	3,060

Total Preferred Securities (Cost $4,327)			3,060

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
CBL & Associates Properties, Inc.		24,558	630
Uniti Group, Inc.		403,446	1,432

Total Real Estate Investment Trusts (Cost $2,895)			2,062

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
REPURCHASE AGREEMENTS (j) 11.3%			325,830

SHORT-TERM NOTES 0.0%
Corestate Capital Holding SA 8.000% due 04/15/2023 «(i)	EUR	300	327

ARGENTINA TREASURY BILLS 0.0%
8.811% due 06/16/2023 - 09/18/2023 (f)(g)	ARS	143,042	342

U.S. TREASURY BILLS 2.9%
4.413% due 04/06/2023 - 05/25/2023 (f)(g)(k)(n)		$81,837	81,594

Total Short-Term Instruments (Cost $408,146)			408,093

Total Investments in Securities (Cost $5,566,193)			4,747,637

Total Investments 165.3% (Cost $5,566,193)			$4,747,637
Financial Derivative Instruments (l)(m) (0.3)%(Cost or Premiums, net $(35,250))			(8,047)
Other Assets and Liabilities, net (65.0)%			(1,866,797)

Net Assets 100.0%			$2,872,793

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Corestate Capital Holding SA8.000% due 04/15/2023					12/06/2022	$314	$327	0.01%
Intelsat Emergence SA					06/19/2017 - 02/23/2022	42,757	16,385	0.57
Merrill Lynch Mortgage Investors Trust 0.000% due 06/01/2023					10/02/2018 - 11/14/2019	5,430	5,307	0.18
NAC Aviation Restricted					06/01/2022 - 07/27/2022	12,462	7,442	0.26
Neiman Marcus Group Ltd. LLC					09/25/2020	5,828	27,532	0.96
Preylock Reitman Santa Cruz Mezz LLC10.449% due 11/09/2023					04/09/2018	8,097	7,847	0.27
Project Anfora Senior5.078% due 10/01/2026					09/30/2019	38,177	37,112	1.29
Syniverse Holdings, Inc.					05/12/2022 - 11/30/2022	32,678	31,380	1.09
TexGen Power LLC					07/20/2018	8,661	7,584	0.26
Westmoreland Mining Holdings					04/09/2018 - 08/31/2018	726	191	0.01

						$155,130	$141,107	4.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$145,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032	$(148,678)	$145,800	$145,800
DEU	4.920	03/31/2023	04/03/2023	155,700	U.S. Treasury Bonds 2.250% due 05/15/2041	(161,284)	155,700	155,764
FICC	2.200	03/31/2023	04/03/2023	530	U.S. Treasury Bills 0.010% due 03/21/2024	(541)	530	530
JPS	4.960	03/31/2023	04/03/2023	100	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2023	(102)	100	100
NOM	4.920	03/31/2023	04/03/2023	23,700	U.S. Treasury Bonds 2.500% due 02/15/2046	(24,434)	23,700	23,710

Total Repurchase Agreements						$(335,039)	$325,830	$325,904

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY				5.450%	10/20/2022	04/20/2023	$(11,553)	$(11,841)
				5.750	11/09/2022	05/09/2023	(16,874)	(17,264)
				5.930	02/03/2023	08/03/2023	(3,976)	(4,014)
				6.209	02/28/2023	08/28/2023	(10,961)	(11,026)
BOS				6.070	03/07/2023	07/06/2023	(4,611)	(4,631)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

BPS	2.850	01/19/2023	04/20/2023	EUR	(1,447)	(1,578)
	3.110	02/09/2023	05/10/2023		(1,640)	(1,786)
	3.150	03/09/2023	TBD(3)		(2,348)	(2,550)
	3.200	12/21/2022	TBD(3)		(3,586)	(3,917)
	4.710	10/03/2022	04/03/2023		$(6,891)	(7,055)
	5.230	02/17/2023	06/20/2023		(11,632)	(11,708)
	5.500	03/10/2023	07/11/2023		(3,597)	(3,609)
	5.500	03/14/2023	07/14/2023		(70,911)	(71,117)
	5.505	11/10/2022	05/10/2023		(889)	(908)
	5.520	03/23/2023	07/21/2023		(8,759)	(8,773)
	5.550	03/01/2023	07/31/2023		(1,762)	(1,771)
	5.550	03/02/2023	07/31/2023		(1,527)	(1,534)
	5.560	04/03/2023	09/28/2023		(7,063)	(7,063)
	5.755	11/10/2022	05/10/2023		(8,465)	(8,659)
	5.970	03/09/2023	07/07/2023		(59,091)	(59,328)
	5.970	03/16/2023	07/14/2023		(46,991)	(47,125)
BRC	3.160	03/31/2023	TBD(3)	EUR	(6,497)	(7,048)
	3.250	03/31/2023	TBD(3)		(515)	(559)
	5.150	03/24/2023	TBD(3)		$(70)	(71)
	5.580	01/12/2023	04/14/2023		(13,060)	(13,224)
	5.634	01/13/2023	04/14/2023		(13,441)	(13,609)
	5.685	01/11/2023	04/14/2023		(705)	(714)
	5.940	02/10/2023	08/10/2023		(9,567)	(9,649)
	5.980	01/20/2023	07/20/2023		(6,607)	(6,687)
	6.010	02/03/2023	08/03/2023		(33,326)	(33,654)
	6.050	01/17/2023	07/19/2023		(100,640)	(101,925)
	6.070	01/06/2023	06/06/2023		(23,180)	(23,503)
	6.090	01/30/2023	08/30/2023		(21,300)	(21,527)
	6.090	02/10/2023	08/10/2023		(1,787)	(1,803)
	6.090	02/10/2023	08/30/2023		(6,728)	(6,788)
	6.110	02/13/2023	08/14/2023		(2,414)	(2,434)
	6.110	02/14/2023	08/14/2023		(5,928)	(5,976)
	6.140	02/09/2023	08/09/2023		(9,045)	(9,127)
	6.250	02/15/2023	09/15/2023		(84,237)	(84,924)
	6.270	01/06/2023	06/06/2023		(14,241)	(14,439)
	6.270	02/28/2023	08/28/2023		(1,740)	(1,751)
BYR	5.300	03/30/2023	09/27/2023		(4,735)	(4,738)
	5.490	01/12/2023	04/03/2023		(1,541)	(1,559)
	5.530	03/23/2023	08/03/2023		(2,096)	(2,099)
	5.530	03/24/2023	09/20/2023		(7,982)	(7,995)
	5.540	03/23/2023	09/20/2023		(4,851)	(4,859)
	5.540	03/30/2023	09/20/2023		(732)	(732)
	5.550	04/03/2023	09/29/2023		(1,455)	(1,455)
CDC	4.760	10/07/2022	04/05/2023		(1,239)	(1,268)
	4.850	01/06/2023	04/06/2023		(1,711)	(1,731)
	5.350	01/30/2023	07/28/2023		(267)	(270)
	5.570	02/10/2023	08/09/2023		(151)	(152)
	5.610	02/13/2023	05/15/2023		(1,211)	(1,220)
	5.630	02/13/2023	08/11/2023		(9,990)	(10,067)
	5.680	02/17/2023	08/16/2023		(4,374)	(4,405)
CDI	3.610	02/22/2023	08/22/2023	EUR	(2,839)	(3,092)
	4.357	01/23/2023	04/24/2023	GBP	(1,389)	(1,727)
CIB	5.390	01/17/2023	07/17/2023		$(30)	(30)
DBL	2.690	01/16/2023	04/14/2023	EUR	(1,826)	(1,991)
	4.652	02/17/2023	05/18/2023	GBP	(3,745)	(4,645)
	4.790	02/28/2023	05/30/2023		(2,773)	(3,436)
	4.887	02/16/2023	05/16/2023		(1,373)	(1,704)
	6.386	03/14/2023	05/12/2023		$(64,250)	(64,478)
	6.436	03/14/2023	05/12/2023		(25,125)	(25,215)
IND	4.600	02/15/2023	05/16/2023	GBP	(1,426)	(1,769)
	5.330	01/31/2023	07/31/2023		$(8,606)	(8,685)
	5.450	03/30/2023	07/31/2023		(5,325)	(5,328)
JML	2.500	10/14/2022	TBD(3)	EUR	(3,409)	(3,720)
	2.500	01/27/2023	TBD(3)		(2,053)	(2,234)
	2.900	03/09/2023	05/09/2023		(7,442)	(8,087)
	3.050	09/14/2022	TBD(3)		(20,687)	(22,650)
	3.150	03/09/2023	05/09/2023		(10,005)	(10,874)
	3.250	02/22/2023	05/22/2023		(4,184)	(4,554)
	4.900	01/30/2023	04/27/2023	GBP	(1,134)	(1,411)
	5.150	03/24/2023	05/05/2023		$(372)	(372)
	5.200	03/24/2023	05/05/2023		(2,084)	(2,087)
	5.250	03/24/2023	05/05/2023		(649)	(650)
JPS	5.580	02/02/2023	05/02/2023		(3,477)	(3,510)
	5.770	02/06/2023	08/07/2023		(767)	(774)
	5.890	01/03/2023	04/03/2023		(2,632)	(2,671)
	5.890	02/09/2023	04/03/2023		(1,861)	(1,877)
	6.023	02/01/2023	07/31/2023		(18,905)	(19,098)
	6.200	04/03/2023	10/02/2023		(1,800)	(1,800)
	6.230	03/21/2023	07/19/2023		(9,397)	(9,419)
	6.287	02/14/2023	10/12/2023		(2,382)	(2,402)
	6.630	03/27/2023	07/27/2023		(20,461)	(20,488)
MBC	3.200	11/22/2022	TBD(3)	EUR	(2,734)	(2,988)
MEI	5.600	03/23/2023	07/21/2023		$(1,284)	(1,286)
MSB	2.850	01/12/2023	04/12/2023	EUR	(6,191)	(6,757)
	4.575	02/16/2023	05/16/2023	GBP	(813)	(1,009)
	4.636	01/23/2023	04/24/2023		(1,366)	(1,700)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

	5.173	03/09/2023	09/08/2023		(10,755)	(13,314)
	5.263	03/09/2023	09/08/2023		(6,398)	(7,920)
	5.970	03/07/2023	09/07/2023		$(8,771)	(8,809)
	5.980	10/07/2022	04/10/2023		(15,779)	(16,187)
	5.980	03/10/2023	04/10/2023		(2,857)	(2,868)
	6.020	03/07/2023	09/07/2023		(379)	(381)
	6.070	04/03/2023	09/26/2023		(16,496)	(16,496)
	6.120	04/03/2023	09/26/2023		(45,602)	(45,602)
	6.130	04/03/2023	09/26/2023		(2,772)	(2,772)
	6.170	04/03/2023	09/26/2023		(20,653)	(20,653)
MSC	5.610	02/03/2023	04/03/2023		(39,006)	(39,365)
	5.700	02/16/2023	04/03/2023		(6,469)	(6,516)
	5.980	10/14/2022	04/03/2023		(4,764)	(4,900)
	6.080	02/03/2023	04/03/2023		(16,141)	(16,302)
MZF	6.050	03/20/2023	09/20/2023		(25,485)	(25,545)
	6.300	03/09/2023	09/08/2023		(76,151)	(76,484)
	6.490	03/14/2023	09/13/2023		(30,431)	(30,541)
NOM	5.530	02/07/2023	05/05/2023		(1,709)	(1,724)
	5.630	03/24/2023	TBD(3)		(5,297)	(5,305)
NSL	0.500	03/06/2023	TBD(3)	EUR	(3,933)	(4,271)
RBC	5.760	03/13/2023	07/13/2023		$(13,840)	(13,885)
RCE	1.500	02/08/2023	TBD(3)	EUR	(3,114)	(3,382)
	2.950	02/08/2023	TBD(3)		(11,165)	(12,152)
	3.000	02/08/2023	TBD(3)		(892)	(970)
RCY	5.400	01/17/2023	07/17/2023		$(1,997)	(2,020)
	5.660	02/17/2023	09/18/2023		(5,462)	(5,501)
	5.670	03/10/2023	06/08/2023		(2,813)	(2,824)
RDR	4.970	01/31/2023	04/03/2023		(686)	(692)
	4.970	02/13/2023	04/13/2023		(1,368)	(1,377)
	5.320	04/03/2023	06/02/2023		(678)	(678)
RTA	5.470	03/14/2023	07/13/2023		(21,689)	(21,753)
	5.470	03/15/2023	07/14/2023		(3,094)	(3,102)
	5.570	03/21/2023	07/21/2023		(1,532)	(1,535)
	5.680	03/03/2023	04/03/2023		(5,341)	(5,367)
	5.750	03/09/2023	04/03/2023		(532)	(534)
	5.770	02/13/2023	08/11/2023		(2,180)	(2,197)
	5.870	02/13/2023	08/11/2023		(3,483)	(3,510)
	5.920	02/03/2023	08/03/2023		(10,748)	(10,848)
	5.920	02/13/2023	08/11/2023		(10,887)	(10,972)
	5.970	02/13/2023	08/11/2023		(10,136)	(10,215)
	5.970	02/15/2023	08/11/2023		(18,602)	(18,741)
	6.010	04/03/2023	08/03/2023		(5,321)	(5,321)
	6.020	02/13/2023	08/11/2023		(5,274)	(5,316)
	6.020	02/14/2023	08/11/2023		(4,337)	(4,370)
	6.020	03/09/2023	07/10/2023		(3,805)	(3,820)
	6.020	03/15/2023	07/14/2023		(2,710)	(2,717)
	6.050	02/07/2023	08/04/2023		(11,834)	(11,939)
	6.070	03/09/2023	07/10/2023		(7,740)	(7,772)
	6.070	04/03/2023	07/03/2023		(12,939)	(12,939)
	6.080	01/03/2023	04/03/2023		(12,334)	(12,511)
	6.170	03/14/2023	05/15/2023		(12,867)	(12,910)
SBI	5.970	01/17/2023	07/17/2023		(7,815)	(7,909)
SCX	4.636	01/23/2023	04/24/2023	GBP	(2,921)	(3,635)
SOG	4.900	10/12/2022	04/12/2023		$(999)	(1,023)
	5.100	03/24/2023	TBD(3)		(87)	(87)
	5.310	02/14/2023	05/15/2023		(3,351)	(3,375)
	5.430	03/14/2023	07/14/2023		(22,445)	(22,510)
	5.520	02/02/2023	08/02/2023		(3,987)	(4,023)
	5.540	02/06/2023	08/03/2023		(6,934)	(6,991)
	5.742	11/10/2022	05/10/2023		(12,115)	(12,393)
	5.750	02/22/2023	08/22/2023		(1,089)	(1,096)
	5.756	11/18/2022	05/18/2023		(61,690)	(63,032)
	5.792	11/10/2022	05/10/2023		(14,038)	(14,363)
	5.792	02/16/2023	05/10/2023		(8,145)	(8,205)
	5.806	11/18/2022	05/18/2023		(1,943)	(1,986)
	5.822	11/10/2022	05/10/2023		(2,623)	(2,684)
	5.970	02/27/2023	08/25/2023		(6,751)	(6,788)
	5.970	03/07/2023	08/04/2023		(7,617)	(7,650)
	6.020	02/14/2023	08/15/2023		(3,113)	(3,137)
UBS	5.290	03/30/2023	04/17/2023		(1,456)	(1,457)
ULO	3.071	02/14/2023	05/15/2023	EUR	(3,052)	(3,323)
	3.250	02/22/2023	05/22/2023		(5,384)	(5,859)
	5.290	01/17/2023	04/17/2023		$(675)	(683)
	5.350	02/13/2023	05/12/2023		(15,581)	(15,695)
	5.550	02/03/2023	08/03/2023		(11,430)	(11,534)
	5.590	02/03/2023	08/03/2023		(20,651)	(20,840)
	5.620	01/27/2023	07/27/2023		(19,497)	(19,698)
	5.630	01/09/2023	06/08/2023		(15,393)	(15,596)
	5.650	01/12/2023	05/12/2023		(829)	(840)
	5.650	01/30/2023	07/28/2023		(6,171)	(6,232)
	5.750	01/12/2023	05/12/2023		(8,604)	(8,715)
	5.780	01/12/2023	04/12/2023		(5,004)	(5,069)
	5.780	01/13/2023	04/13/2023		(4,014)	(4,066)
	5.830	01/12/2023	04/12/2023		(18,256)	(18,495)
	5.900	01/12/2023	05/12/2023		(28,329)	(28,705)
	5.930	01/12/2023	04/12/2023		(13,928)	(14,114)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

5.940	01/17/2023	07/14/2023	(1,808)	(1,830)
6.010	01/17/2023	10/17/2023	(6,446)	(6,527)
6.040	02/17/2023	06/16/2023	(12,576)	(12,671)
6.060	01/19/2023	07/14/2023	(11,783)	(11,930)
6.060	01/27/2023	07/27/2023	(2,386)	(2,413)
6.090	02/09/2023	08/09/2023	(255)	(257)
6.140	02/09/2023	08/09/2023	(6,005)	(6,060)
6.140	02/17/2023	06/16/2023	(3,534)	(3,561)
6.160	02/06/2023	08/04/2023	(9,545)	(9,636)
6.190	01/17/2023	07/14/2023	(6,883)	(6,973)
6.260	01/17/2023	10/17/2023	(1,934)	(1,960)

Total Reverse Repurchase Agreements	$(1,917,188)

(k)	Securities with an aggregate market value of $2,767,285 and cash of $27,390 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(1,990,904) at a weighted average interest rate of 3.901%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	122	$(29,189)	$494	$0	$(6)
3-Month SOFR Active Contract December Futures	03/2025	63	(15,258)	139	0	(11)
3-Month SOFR Active Contract December Futures	03/2026	68	(16,501)	133	0	(11)
3-Month SOFR Active Contract June Futures	09/2024	80	(19,287)	231	0	(12)
3-Month SOFR Active Contract June Futures	09/2025	64	(15,522)	131	0	(11)
3-Month SOFR Active Contract March Futures	06/2024	106	(25,465)	361	0	(13)
3-Month SOFR Active Contract March Futures	06/2025	58	(14,060)	123	0	(10)
3-Month SOFR Active Contract March Futures	06/2026	64	(15,531)	120	0	(11)
3-Month SOFR Active Contract September Futures	12/2024	74	(17,891)	181	0	(12)
3-Month SOFR Active Contract September Futures	12/2025	53	(12,858)	106	0	(9)

Total Futures Contracts	$2,019	$0	$(106)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	6.588%	EUR	1,600	$101	$(172)	$(71)	$16	$0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	7.084	16,290	874	(1,942)	(1,068)	171	0

$975	$(2,114)	$(1,139)	$187	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	9,000	$874	$1,666	$2,540	$33	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	182	694	18	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	18,100	1,978	8,665	10,643	116	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$128,500	(9)	1,594	1,585	0	(101)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	677,400	(32,452)	2,525	(29,927)	378	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	64,400	7	786	793	0	(60)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	10,300	5	187	192	0	(19)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		246,200	(5,908)	(13,559)	(19,467)	574	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		351,500	(29,753)	6,043	(23,710)	869	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		244,600	(25,130)	4,963	(20,167)	857	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		84,400	10,215	(1,216)	8,999	0	(406)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	8,353	28,647	0	(1,168)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	(14)	10,102	0	(425)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	2,600	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,800	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		2,200	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		5,900	0	(11)	(11)	0	(1)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		9,900	0	(15)	(15)	0	(2)
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		5,000	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,900	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		9,900	0	(11)	(11)	0	(2)
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		3,200	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,600	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,600	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		800	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,600	0	(11)	(11)	0	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		324,600	0	669	669	0	(11)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		8,500	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		269,000	0	(331)	(331)	9	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		$323,700	(7,049)	(26,327)	(33,376)	652	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	(134)	(968)	27	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	(153)	(113)	7	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,100	(3,466)	(58)	(3,524)	160	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		93,400	0	10,352	10,352	0	(269)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		25,600	(101)	(2,592)	(2,693)	74	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		59,000	4,765	(6,222)	(1,457)	200	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		53,800	1,769	(10,810)	(9,041)	217	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050		24,300	55	9,447	9,502	0	(203)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		74,500	14,089	13,761	27,850	0	(648)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	849	930	5	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	183	182	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	1,870	2,114	0	(5)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	5,947	5,848	0	(9)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	5,925	7,380	0	(21)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		52,500	316	1,996	2,312	11	0
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	330	233	563	0	(3)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	36,800	0	56	56	0	(1)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		15,400	0	23	23	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		9,300	0	14	14	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		4,400	0	3	3	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,900	0	1	1	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,900	8	(2)	6	0	(1)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,900	32	(7)	25	0	(3)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,900	0	(2)	(2)	0	(1)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,600	0	(5)	(5)	0	(2)

							$(37,617)	$24,710	$(12,907)	$4,208	$(3,365)

Total Swap Agreements							$(36,642)	$22,596	$(14,046)	$4,395	$(3,365)

Cash of $62,635 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	CNH	82,250	$12,236	$259	$0
04/2023	EUR	11,496	12,272	0	(196)
04/2023	GBP	66,671	79,907	0	(2,338)
04/2023	$4,097	PEN	15,449	6	0
04/2023	413	PLN	1,806	5	0
05/2023	CHF	938	$1,027	0	(3)
05/2023	PEN	15,449	4,090	0	(8)
05/2023	$232	ZAR	4,193	2	0
BPS	04/2023	GBP	2,777	$3,390	0	(35)
04/2023	$3,536	EUR	3,282	25	(1)
05/2023	187	CNY	1,292	2	0
05/2023	3,354	EUR	3,080	0	(9)
06/2023	IDR	48,419,032	$3,164	0	(70)
06/2023	$2,253	IDR	34,278,148	37	0
06/2023	1,988	MXN	37,928	85	0
BRC	04/2023	EUR	21,709	$23,083	0	(460)
04/2023	$12	CNH	82	0	0
04/2023	9,236	EUR	8,626	119	0
04/2023	92,753	GBP	75,144	21	(76)
04/2023	276	PLN	1,218	6	0
05/2023	GBP	74,233	$91,701	73	0
BSH	04/2023	PEN	209	56	0	0
04/2023	$55	PEN	209	1	0
CBK	04/2023	BRL	15,791	$3,044	0	(71)
04/2023	GBP	5,696	6,783	0	(243)
04/2023	PEN	15,661	3,916	0	(244)
04/2023	$3,108	BRL	15,791	7	0
04/2023	4,481	EUR	4,118	0	(15)
04/2023	89	INR	7,275	0	0
04/2023	1,792	PEN	7,069	84	0
05/2023	CAD	11,135	$8,345	100	0
05/2023	$14,059	MXN	284,168	1,604	0
06/2023	IDR	3,817,408	$255	0	(1)
06/2023	$55	PEN	210	1	0
GLM	04/2023	BRL	15,957	$3,141	0	(8)
04/2023	$3,011	BRL	15,957	138	0
05/2023	PEN	36,733	$9,232	0	(506)
05/2023	$11,065	PEN	44,781	812	0
05/2023	ZAR	4,193	$251	16	0
07/2023	BRL	16,217	3,011	0	(135)
MYI	04/2023	EUR	460,088	486,535	0	(12,430)
04/2023	$530,351	EUR	488,352	0	(734)
05/2023	EUR	486,326	$529,000	752	0
06/2023	$1,317	IDR	19,996,759	19	0
RYL	04/2023	EUR	8,005	$8,555	0	(126)

Total Forward Foreign Currency Contracts	$4,174	$(17,709)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Morgan Stanley Capital Trust 5.485% due 11/14/2042	(0.240)%	Monthly	11/14/2042	$7,500	$1,350	$2,473	$3,823	$0

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Monthly	04/28/2023	$1,000	$0	$65	$65	$0
Pay	Team Health Holdings, Inc.	1-Month USD-LIBOR	Monthly	04/28/2023	1,868	0	(898)	0	(898)

$0	$(833)	$65	$(898)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(4)	United States Treasury Inflation Indexed Bonds «	0	0	Maturity	01/28/2036	CNY	101,100	$42	$1,532	$1,574	$0

Total Swap Agreements	$1,392	$3,172	$5,462	$(898)

(n)

Securities with an aggregate market value of $18,946 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$14,256	$905,633	$298,888	$1,218,777
Corporate Bonds & Notes
Banking & Finance	0	259,302	0	259,302
Industrials	0	356,315	0	356,315
Utilities	0	64,524	0	64,524
Convertible Bonds & Notes
Banking & Finance	0	15,774	0	15,774
Industrials	0	8,479	0	8,479
Municipal Bonds & Notes
Michigan	0	5,325	0	5,325
Puerto Rico	0	38,716	0	38,716
West Virginia	0	106	0	106
U.S. Government Agencies	0	18,589	0	18,589
Non-Agency Mortgage-Backed Securities	0	1,267,439	85,516	1,352,955
Asset-Backed Securities	0	735,451	130,036	865,487
Sovereign Issues	0	9,232	48	9,280
Common Stocks
Communication Services	871	0	0	871
Consumer Discretionary	1,586	0	466	2,052
Financials	7,892	0	16,385	24,277
Industrials	0	0	66,565	66,565
Utilities	0	0	7,584	7,584
Rights
Financials	0	0	441	441
Warrants
Financials	0	0	493	493
Information Technology	0	0	18,510	18,510
Preferred Securities
Industrials	0	0	3,060	3,060
Real Estate Investment Trusts
Real Estate	2,062	0	0	2,062
Short-Term Instruments
Repurchase Agreements	0	325,830	0	325,830
Short-Term Notes	0	0	327	327
Argentina Treasury Bills	0	342	0	342
U.S. Treasury Bills	0	81,594	0	81,594

Total Investments	$26,667	$4,092,651	$628,319	$4,747,637

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,395	0	4,395
Over the counter	0	8,062	1,574	9,636

$0	$12,457	$1,574	$14,031
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,471)	0	(3,471)
Over the counter	0	(18,607)	0	(18,607)

$0	$(22,078)	$0	$(22,078)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total Financial Derivative Instruments					$0		$(9,621)	$1,574	$(8,047)

Totals					$26,667		$4,083,030	$629,893	$4,739,590

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases (1)	Net Sales/SettlementS (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$513,442	$176,402	$(97,635)	$5,580	$(508)	$(42,634)	$6,312	$(262,071)	$298,888	$5,812
Corporate Bonds & Notes
Industrials	130,447	2,196	0	263	0	(9,790)	0	(123,116)	0	0
Non-Agency Mortgage-Backed Securities	101,575	0	(11,757)	319	(684)	(3,937)	0	0	85,516	(4,528)
Asset-Backed Securities	216,984	0	(15,881)	942	(5,161)	(53,610)	0	(13,238)	130,036	(57,583)
Sovereign Issues	0	0	0	0	0	0	48	0	48	0
Common Stocks
Consumer Discretionary	943	0	0	0	0	(477)	0	0	466	(477)
Financials	18,725	0	0	0	0	(2,340)	0	0	16,385	(2,341)
Industrials	74,276	2,132	(436)	0	0	(9,407)	0	0	66,565	(4,386)
Materials	561	0	(614)	0	614	(561)	0	0	0	0
Utilities	6,833	0	0	0	0	751	0	0	7,584	752
Rights
Financials	335	0	0	0	0	106	0	0	441	106
Warrants
Financials	353	0	0	0	0	140	0	0	493	139
Information Technology	29,133	0	0	0	0	(10,623)	0	0	18,510	(10,622)
Preferred Securities
Industrials	5,476	0	(1,977)	0	1,364	(1,803)	0	0	3,060	(932)
Utilities	12,289	0	(12,164)	0	(928)	803	0	0	0	0
Short-Term Instruments
Short-Term Notes	0	314	0	0	0	13	0	0	327	12

	$1,111,372	$181,044	$(140,464)	$7,104	$(5,303)	$(133,369)	$6,360	$(398,425)	$628,319	$(74,048)
Financial Derivative Instruments - Assets
Over the counter	$1,021	$0	$0	$0	$0	$553	$0	$0	$1,574	$553

Totals	$1,112,393	$181,044	$(140,646)	$7,104	$(5,303)	$(132,816)	$6,360	$(398,425)	$629,893	$(73,495)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$51,689	Discounted Cash Flow			Discount Spread			4.834 - 6.730	6.195
		164,096	Discounted Cash Flow			Discount Rate			5.208 - 13.032	9.123
		36,924	Indicative Market Quotation			Price			97.000	—
		8,847	Proxy Pricing			Base Price			99.000	—
		37,332	Third Party Vendor			Broker Quote			72.250 - 93.000	90.664
Non-Agency Mortgage-Backed Securities		85,516	Discounted Cash Flow			Discount Rate			7.000 - 10.000	9.593
Asset-Backed Securities		130,036	Discounted Cash Flow			Discount Rate			7.750 - 30.000	14.428
Sovereign Issues		48	Third Party Vendor			Expected Recovery			6.000	—
Common Stocks
Consumer Discretionary		466	Adjusted Market Price			Adjustment Factor			10.000	—
Financials		16,385	Indicative Market Quotation			Price			$22.250
Industrials		31,380	Discounted Cash Flow			Discount Rate			13.960	—
		27,532	Discounted Cash Flow/Comparable Multiple			Discount Rate/Revenue Multiple/EBITDA Multiple		%/X/X	10.000/0.550/6.000	—
		7,633	Indicative Market Quotation			Broker Quote			$3.000	13.724
		20	Other Valuation Techniques(3)			-			-	—
Utilities		7,584	Indicative Market Quotation			Price			$27.750	—
Rights
Financials		441	Other Valuation Techniques(3)			-			-	—
Warrants
Financials		3	Indicative Market Quotation			Price			$3.500	2.100
		490	Other Valuation Techniques(3)			-			-	—
Information Technology		18,510	Comparable Multiple			EBITDA Multiple		X	4.500	—

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2023 (Unaudited)

Preferred Securities
Industrials	3,060	Discounted Cash Flow/Comparable Multiple	Discount Rate/Tbv Multiple	%/x	27.030/0.340	—
Short-Term Instruments
Short-Term Notes	327	Proxy Pricing	Base Price		100.229	—
Financial Derivative Instruments - Assets
Over the counter	1,574	Indicative Market Quotation	Broker Quote		10.698

Total	$629,893

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	2.9%
CLM 13648 LLC	03/29/2018	0.0
MLM 13648 LLC	04/03/2018	0.2

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NSL	Nomura International PLC
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCE	Royal Bank of Canada Europe Limited
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RCY	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	MEI	Merrill Lynch International	RYL	NatWest Markets Plc
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	SBI	Citigroup Global Markets Ltd.
CDI	Natixis Singapore	MSC	Morgan Stanley & Co. LLC.	SCX	Standard Chartered Bank, London
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC	ULO	UBS AG London

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	ZAR	South African Rand

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind